Quarterly Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Data Unaudited
Net revenues	$ 429,901	$ 472,878	$ 375,626	$ 202,393	$ 208,340	$ 243,049	$ 233,493	$ 215,583	$ 187,835	$ 184,481	$ 183,578	$ 168,451	$ 1,480,798	$ 900,465	$ 724,345
Operating expenses	416,211	389,273	320,480	186,561	191,290	210,584	203,016	196,855	173,024	162,523	161,402	155,777	1,312,525	801,745	652,726
Operating income (loss)	9,756	101,493	(30,467)	14,028	13,095	27,739	29,585	18,281	13,396	24,121	23,032	12,072	94,810	88,700	72,621
Net income (loss)	$ 88,938	$ 29,687	$ (46,190)	$ 945	$ 961	$ 9,450	$ 10,737	$ 3,379	$ 110,219	$ 5,419	$ 4,779	$ (6,171)	$ 73,380	$ 24,527	$ 114,246
Earnings Per Share, Basic [Abstract]
Basic net income (loss) per common share	$ 1.16	$ 0.39	$ (0.68)	$ 0.02	$ 0.02	$ 0.20	$ 0.23	$ 0.07	$ 2.36	$ 0.12	$ 0.10	$ (0.13)
Weighted average shares outstanding—basic	76,961,015	76,902,070	67,453,095	47,120,751	47,105,744	47,193,120	47,071,608	46,933,094	46,670,735	46,516,614	46,516,614	46,494,638	67,133,531	47,033,311	46,550,042
Earnings Per Share, Diluted [Abstract]
Diluted net income (loss) per common share	$ 1.14	$ 0.38	$ (0.68)	$ 0.02	$ 0.02	$ 0.20	$ 0.22	$ 0.07	$ 2.33	$ 0.12	$ 0.10	$ (0.13)	$ 1.08	$ 0.51	$ 2.43
Weighted average shares outstanding—diluted	77,998,742	77,959,689	67,453,095	48,081,281	47,849,554	47,834,644	47,721,075	47,534,761	47,227,127	46,763,589	46,657,618	46,494,638	68,102,814	47,701,562	47,008,980